Report of Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,948,360	$ 2,948,360
Financial assets, ending balance		2,923,319	$ 2,948,360
Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Impairment loss recognised in profit or loss		(3,133)	(3,310)
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,432,751	2,432,751
Financial assets, ending balance		2,350,371	2,432,751
Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,670,773	1,670,773	1,632,202
Net new and further lending/repayments		44,863	35,906
Assets written off		(4,459)	(3,922)
Foreign exchange and others		(81,651)	6,706
Financial assets, ending balance		1,629,501	1,670,773
Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,496,805	1,496,805	1,433,643
Transfers of financial instruments:		(19,629)	(18,948)
Net new and further lending/repayments		87,833	77,693
Foreign exchange and others		(75,322)	4,417
Financial assets, ending balance		1,489,687	1,496,805
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153,084	153,084	177,223
Transfers of financial instruments:		6,652	10,286
Net new and further lending/repayments		(37,731)	(36,795)
Foreign exchange and others		(6,107)	2,370
Financial assets, ending balance		115,898	153,084
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,799	20,799	21,207
Transfers of financial instruments:		12,977	8,662
Net new and further lending/repayments		(5,246)	(4,956)
Assets written off		(4,459)	(3,922)
Foreign exchange and others		(223)	(73)
Financial assets, ending balance		23,823	20,799
Gross carrying amount | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85	85	129
Net new and further lending/repayments		7	(36)
Assets written off		0
Foreign exchange and others		1	(8)
Financial assets, ending balance		93	85
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,469)	(5,469)
Financial assets, ending balance		(4,618)	(5,469)
ECL income statement change for the period		(4,800)	(5,700)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,495)	(11,495)	(11,954)
Net remeasurement of ECL arising from transfer of stage		(16)	(180)
Net new and further lending/repayments		2,103	1,596
Changes to risk parameters – credit quality		(5,366)	(4,830)
Changes to models used for ECL calculation		44	31
Assets written off		4,459	3,922
Foreign exchange and others		166	(175)
Financial assets, ending balance		(10,105)	(11,495)
ECL income statement change for the period		(3,235)	(3,383)
Recoveries		260	268
Others		158	195
Impairment loss recognised in profit or loss		3,133	3,310
Increase (decrease) in ECL		1,390
Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,300)	(1,300)	(1,257)
Transfers of financial instruments:		(1,259)	(1,048)
Net remeasurement of ECL arising from transfer of stage		959	917
Net new and further lending/repayments		(168)	(185)
Changes to risk parameters – credit quality		363	307
Changes to models used for ECL calculation		68	(22)
Foreign exchange and others		105	(12)
Financial assets, ending balance		(1,232)	(1,300)
ECL income statement change for the period		1,222	1,017
Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,102)	(3,102)	(3,710)
Transfers of financial instruments:		2,302	2,228
Net remeasurement of ECL arising from transfer of stage		(831)	(973)
Net new and further lending/repayments		589	661
Changes to risk parameters – credit quality		(1,773)	(1,262)
Changes to models used for ECL calculation		(4)	46
Foreign exchange and others		145	(92)
Financial assets, ending balance		(2,674)	(3,102)
ECL income statement change for the period		(2,019)	(1,528)
Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,063)	(7,063)	(6,949)
Transfers of financial instruments:		(1,043)	(1,180)
Net remeasurement of ECL arising from transfer of stage		(144)	(124)
Net new and further lending/repayments		1,689	1,117
Changes to risk parameters – credit quality		(3,945)	(3,896)
Changes to models used for ECL calculation		(20)	7
Assets written off		4,459	3,922
Foreign exchange and others		(81)	(55)
Financial assets, ending balance		(6,148)	(7,063)
ECL income statement change for the period		(2,420)	(2,896)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)	(30)	(38)
Net new and further lending/repayments		(7)	3
Changes to risk parameters – credit quality		(11)	21
Assets written off		0
Foreign exchange and others		(3)	(16)
Financial assets, ending balance		(51)	(30)
ECL income statement change for the period		(18)	24
Personal lending | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2		1,671
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	705,638	705,638	660,023
Changes due to modifications not derecognised		(25)
Net new and further lending/repayments		21,104	28,529
Assets written off		(1,534)	(1,326)
Foreign exchange and others		(23,276)	18,412
Financial assets, ending balance		701,907	705,638
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	381,535	381,535	359,944
Net new and further lending/repayments		7,149	10,757
Assets written off		(63)	(53)
Foreign exchange and others		(7,130)	10,887
Financial assets, ending balance		381,491	381,535
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	160,289	160,289	147,619
Changes due to modifications not derecognised		(2)
Net new and further lending/repayments		8,481	13,839
Assets written off		(736)	(571)
Foreign exchange and others		(7,617)	(598)
Financial assets, ending balance		160,415	160,289
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards | Banking business in Canada and Argentina business
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(4,500)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	163,814	163,814	152,460
Changes due to modifications not derecognised		(23)
Net new and further lending/repayments		5,474	3,933
Assets written off		(735)	(702)
Foreign exchange and others		(8,529)	8,123
Financial assets, ending balance		160,001	163,814
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(4,400)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(800)	(7,800)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(300)	(7,200)
Personal lending | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others			2,000
Personal lending | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others	6,400
Personal lending | Gross carrying amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Argentina business
Increase (decrease) in financial assets [abstract]
Others	2,400
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	650,823	650,823	603,321
Transfers of financial instruments:		(2,023)	(2,144)
transfers from stage 1 to stage 2		45,220	57,217
transfers from stage 2 to stage 1		43,549	55,307
– transfers to stage 3		(743)	(542)
Transfers out3		391	308
Net new and further lending/repayments		29,789	34,411
Foreign exchange and others		(21,938)	15,235
Financial assets, ending balance		656,651	650,823
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	340,764	340,764	317,666
Transfers of financial instruments:		(3,561)	(1,182)
transfers from stage 1 to stage 2		33,524	41,207
transfers from stage 2 to stage 1		30,113	40,164
– transfers to stage 3		(290)	(354)
Transfers out3		140	215
Net new and further lending/repayments		14,008	15,447
Foreign exchange and others		(6,535)	8,833
Financial assets, ending balance		344,676	340,764
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153,292	153,292	140,519
Transfers of financial instruments:		796	199
transfers from stage 1 to stage 2		6,427	7,855
transfers from stage 2 to stage 1		7,255	8,124
– transfers to stage 3		(179)	(82)
Transfers out3		147	12
Net new and further lending/repayments		9,604	13,206
Foreign exchange and others		(7,380)	(632)
Financial assets, ending balance		156,312	153,292
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	156,767	156,767	145,136
Transfers of financial instruments:		742	(1,161)
transfers from stage 1 to stage 2		5,269	8,155
transfers from stage 2 to stage 1		6,181	7,019
– transfers to stage 3		(274)	(106)
Transfers out3		104	81
Net new and further lending/repayments		6,177	5,758
Foreign exchange and others		(8,023)	7,034
Financial assets, ending balance		155,663	156,767
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | UK
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:		3,410
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Mexico
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:		860
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Hong Kong
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:		2,983
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	50,955	50,955	52,563
Transfers of financial instruments:		(345)	39
transfers from stage 1 to stage 2		45,220	57,217
transfers from stage 2 to stage 1		43,549	55,307
– transfers to stage 3		(2,715)	(2,345)
Transfers out3		699	474
Net new and further lending/repayments		(7,889)	(4,713)
Foreign exchange and others		(1,111)	3,066
Financial assets, ending balance		41,610	50,955
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,513	38,513	40,048
Transfers of financial instruments:		2,694	421
transfers from stage 1 to stage 2		33,524	41,207
transfers from stage 2 to stage 1		30,113	40,164
– transfers to stage 3		(1,127)	(958)
Transfers out3		410	336
Net new and further lending/repayments		(6,336)	(3,939)
Foreign exchange and others		(530)	1,983
Financial assets, ending balance		34,341	38,513
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	6,547	6,547	6,747
Transfers of financial instruments:		(1,469)	(848)
transfers from stage 1 to stage 2		6,427	7,855
transfers from stage 2 to stage 1		7,255	8,124
– transfers to stage 3		(765)	(621)
Transfers out3		124	42
Net new and further lending/repayments		(1,122)	621
Foreign exchange and others		(196)	27
Financial assets, ending balance		3,760	6,547
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,895	5,895	5,768
Transfers of financial instruments:		(1,570)	466
transfers from stage 1 to stage 2		5,269	8,155
transfers from stage 2 to stage 1		6,181	7,019
– transfers to stage 3		(823)	(766)
Transfers out3		165	96
Net new and further lending/repayments		(431)	(1,395)
Foreign exchange and others		(385)	1,056
Financial assets, ending balance		3,509	5,895
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3,860	3,860	4,139
Transfers of financial instruments:		2,368	2,105
– transfers to stage 3		(3,458)	(2,887)
Transfers out3		1,090	782
Changes due to modifications not derecognised		(25)
Net new and further lending/repayments		(796)	(1,169)
Assets written off		(1,534)	(1,326)
Foreign exchange and others		(227)	111
Financial assets, ending balance		3,646	3,860
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,258	2,258	2,230
Transfers of financial instruments:		867	761
– transfers to stage 3		(1,417)	(1,312)
Transfers out3		550	551
Net new and further lending/repayments		(523)	(751)
Assets written off		(63)	(53)
Foreign exchange and others		(65)	71
Financial assets, ending balance		2,474	2,258
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	450	450	353
Transfers of financial instruments:		673	649
– transfers to stage 3		(944)	(703)
Transfers out3		271	54
Changes due to modifications not derecognised		(2)
Net new and further lending/repayments		(1)	12
Assets written off		(736)	(571)
Foreign exchange and others		(41)	7
Financial assets, ending balance		343	450
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,152	1,152	1,556
Transfers of financial instruments:		828	695
– transfers to stage 3		(1,097)	(872)
Transfers out3		269	177
Changes due to modifications not derecognised		(23)
Net new and further lending/repayments		(272)	(430)
Assets written off		(735)	(702)
Foreign exchange and others		(121)	33
Financial assets, ending balance		829	1,152
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,892)	(2,892)	(2,897)
Net remeasurement of ECL arising from transfer of stage		8	(195)
Net new and further lending/repayments		731	447
Changes to risk parameters – credit quality		(2,060)	(1,492)
Changes to models used for ECL calculation		(100)	15
Assets written off		1,534	1,326
Foreign exchange and others		233	(96)
Financial assets, ending balance		(2,546)	(2,892)
ECL income statement change for the period		(1,421)	(1,225)
Recoveries		220	226
Others		32	(8)
Impairment loss recognised in profit or loss		1,233	991
Increase (decrease) in ECL		346
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(575)	(575)	(575)
Net remeasurement of ECL arising from transfer of stage		(19)	(74)
Net new and further lending/repayments		79	341
Changes to risk parameters – credit quality		(61)	(320)
Changes to models used for ECL calculation		22	26
Assets written off		63	53
Foreign exchange and others		18	(26)
Financial assets, ending balance		(473)	(575)
ECL income statement change for the period		21	(27)
Recoveries		7	10
Others		1	(13)
Impairment loss recognised in profit or loss		(27)	4
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,095)	(1,095)	(1,181)
Net remeasurement of ECL arising from transfer of stage		(21)	(121)
Net new and further lending/repayments		339	155
Changes to risk parameters – credit quality		(1,091)	(500)
Changes to models used for ECL calculation		(99)	7
Assets written off		736	571
Foreign exchange and others		94	(26)
Financial assets, ending balance		(1,137)	(1,095)
ECL income statement change for the period		(872)	(459)
Recoveries		106	108
Others		10	200
Impairment loss recognised in profit or loss		776	551
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,222)	(1,222)	(1,141)
Net new and further lending/repayments		313	(49)
Changes to risk parameters – credit quality		(908)	(672)
Changes to models used for ECL calculation		(23)	(18)
Assets written off		735	702
Foreign exchange and others		121	(44)
Financial assets, ending balance		(936)	(1,222)
ECL income statement change for the period		(570)	(739)
Recoveries		107	108
Others		21	(195)
Impairment loss recognised in profit or loss		484	436
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		23	11
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others			10
Personal lending | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Others			(20)
Personal lending | Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Others	(1)
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(602)	(602)	(587)
Transfers of financial instruments:		(1,045)	(619)
transfers from stage 1 to stage 2		(246)	(270)
transfers from stage 2 to stage 1		(1,247)	(862)
– transfers to stage 3		9	3
Transfers out3		(53)	(30)
Net remeasurement of ECL arising from transfer of stage		745	563
Net new and further lending/repayments		(17)	(47)
Changes to risk parameters – credit quality		251	104
Changes to models used for ECL calculation		29	(13)
Foreign exchange and others		52	(3)
Financial assets, ending balance		(587)	(602)
ECL income statement change for the period		1,008	607
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(109)	(109)	(74)
Transfers of financial instruments:		(232)	(109)
transfers from stage 1 to stage 2		(23)	(28)
transfers from stage 2 to stage 1		(244)	(117)
– transfers to stage 3		6	1
Transfers out3		(17)	(21)
Net remeasurement of ECL arising from transfer of stage		163	72
Net new and further lending/repayments		20	(3)
Changes to risk parameters – credit quality		115	16
Changes to models used for ECL calculation		(8)	(2)
Foreign exchange and others		(7)	(9)
Financial assets, ending balance		(58)	(109)
ECL income statement change for the period		290	83
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(253)	(253)	(244)
Transfers of financial instruments:		(453)	(292)
transfers from stage 1 to stage 2		(129)	(102)
transfers from stage 2 to stage 1		(569)	(391)
– transfers to stage 3		2	1
Transfers out3		(15)	(4)
Net remeasurement of ECL arising from transfer of stage		280	185
Net new and further lending/repayments		18	27
Changes to risk parameters – credit quality		79	82
Changes to models used for ECL calculation		22	(9)
Foreign exchange and others		27	(2)
Financial assets, ending balance		(280)	(253)
ECL income statement change for the period		399	285
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(240)	(240)	(269)
Transfers of financial instruments:		(360)	(218)
transfers from stage 1 to stage 2		(94)	(140)
transfers from stage 2 to stage 1		(434)	(354)
– transfers to stage 3		1	1
Transfers out3		(21)	(5)
Net remeasurement of ECL arising from transfer of stage		302	306
Net new and further lending/repayments		(55)	(71)
Changes to risk parameters – credit quality		57	6
Changes to models used for ECL calculation		15	(2)
Foreign exchange and others		32	8
Financial assets, ending balance		(249)	(240)
ECL income statement change for the period		319	239
Personal lending | Allowance for ECL | Lifetime expected credit losses | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Net remeasurement of ECL arising from transfer of stage		48
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,434)	(1,434)	(1,505)
Transfers of financial instruments:		1,477	1,087
transfers from stage 1 to stage 2		(246)	(270)
transfers from stage 2 to stage 1		(1,247)	(862)
– transfers to stage 3		685	614
Transfers out3		(209)	(119)
Net remeasurement of ECL arising from transfer of stage		(605)	(679)
Net new and further lending/repayments		278	350
Changes to risk parameters – credit quality		(874)	(641)
Changes to models used for ECL calculation		(109)	21
Foreign exchange and others		109	(67)
Financial assets, ending balance		(1,158)	(1,434)
ECL income statement change for the period		(1,310)	(949)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(202)	(202)	(231)
Transfers of financial instruments:		232	138
transfers from stage 1 to stage 2		(23)	(28)
transfers from stage 2 to stage 1		(244)	(117)
– transfers to stage 3		90	100
Transfers out3		(79)	(51)
Net remeasurement of ECL arising from transfer of stage		(152)	(79)
Net new and further lending/repayments		26	22
Changes to risk parameters – credit quality		(73)	(67)
Changes to models used for ECL calculation		29	28
Foreign exchange and others		10	(13)
Financial assets, ending balance		(130)	(202)
ECL income statement change for the period		(170)	(96)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(698)	(698)	(777)
Transfers of financial instruments:		717	496
transfers from stage 1 to stage 2		(129)	(102)
transfers from stage 2 to stage 1		(569)	(391)
– transfers to stage 3		327	227
Transfers out3		(50)	(20)
Net remeasurement of ECL arising from transfer of stage		(256)	(301)
Net new and further lending/repayments		127	169
Changes to risk parameters – credit quality		(476)	(281)
Changes to models used for ECL calculation		(122)	15
Foreign exchange and others		50	(19)
Financial assets, ending balance		(658)	(698)
ECL income statement change for the period		(727)	(398)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(534)	(534)	(497)
Transfers of financial instruments:		528	453
transfers from stage 1 to stage 2		(94)	(140)
transfers from stage 2 to stage 1		(434)	(354)
– transfers to stage 3		268	287
Transfers out3		(80)	(48)
Net remeasurement of ECL arising from transfer of stage		(197)	(299)
Net new and further lending/repayments		125	159
Changes to risk parameters – credit quality		(325)	(293)
Changes to models used for ECL calculation		(16)	(22)
Foreign exchange and others		49	(35)
Financial assets, ending balance		(370)	(534)
ECL income statement change for the period		(413)	(455)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(856)	(856)	(805)
Transfers of financial instruments:		(432)	(468)
– transfers to stage 3		694	617
Transfers out3		(262)	(149)
Net remeasurement of ECL arising from transfer of stage		(132)	(79)
Net new and further lending/repayments		470	144
Changes to risk parameters – credit quality		(1,437)	(955)
Changes to models used for ECL calculation		(20)	7
Assets written off		1,534	1,326
Foreign exchange and others		72	(26)
Financial assets, ending balance		(801)	(856)
ECL income statement change for the period		(1,119)	(883)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(264)	(264)	(270)
Transfers of financial instruments:			(29)
– transfers to stage 3		96	101
Transfers out3		(96)	(72)
Net remeasurement of ECL arising from transfer of stage		(30)	(67)
Net new and further lending/repayments		33	322
Changes to risk parameters – credit quality		(103)	(269)
Changes to models used for ECL calculation		1
Assets written off		63	53
Foreign exchange and others		15	(4)
Financial assets, ending balance		(285)	(264)
ECL income statement change for the period		(99)	(14)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(144)	(144)	(160)
Transfers of financial instruments:		(264)	(204)
– transfers to stage 3		329	228
Transfers out3		(65)	(24)
Net remeasurement of ECL arising from transfer of stage		(45)	(5)
Net new and further lending/repayments		194	(41)
Changes to risk parameters – credit quality		(694)	(301)
Changes to models used for ECL calculation		1	1
Assets written off		736	571
Foreign exchange and others		17	(5)
Financial assets, ending balance		(199)	(144)
ECL income statement change for the period		(544)	(346)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ (448)	(448)	(375)
Transfers of financial instruments:		(168)	(235)
– transfers to stage 3		269	288
Transfers out3		(101)	(53)
Net remeasurement of ECL arising from transfer of stage		(57)	(7)
Net new and further lending/repayments		243	(137)
Changes to risk parameters – credit quality		(640)	(385)
Changes to models used for ECL calculation		(22)	6
Assets written off		735	702
Foreign exchange and others		40	(17)
Financial assets, ending balance		(317)	(448)
ECL income statement change for the period		$ (476)	$ (523)